Summary of Significant Accounting Policies (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Payment of benefits	$ 0	$ 0
Unallocated plan assets	471,516	$ 2,966
Forfeitures to offset plan administrative expenses	260
Forfeitures to offset plan employer contribution	$ 246,334